RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 — RELATED PARTY TRANSACTIONS

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Jie Xiao	Chairman of the Board, Chief Executive Officer (“CEO”) of the Company
Ms. Meiqi Chen	One of the shareholders of Xinjiang YSX
Mr. Bin Wang	Supervisor of Anjielun, Xinjiang YSX and Guangdong Hengding Technology Co., Ltd. (“Hengding”)
Ms. Ruomei Wu	Largest shareholder of Xihang
Mr. Yizhuo Tan	Director of Xinjiang YSX and also one of the shareholders of Xinjiang YSX
Guangzhou Yinqi Refrigeration Decoration Engineering Co., Ltd. (“Guangzhou Yinqi”)	Mr. Yizhuo Tan holds 40% ownership interest in this entity and also is the general manager, executive director and legal representative of this entity
Chongqing Yinzhi Business Service Co. Ltd. (“ Chongqing Yinzhi”)	Mr. Yizhuo Tan is the legal representative, executive director and general manager of this entity
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	An entity affiliated with one of the shareholders of Xinjiang YSX, Ms. Qian Zeng
Mr. Geran Xiao	Chief Financial Officer (“CFO) of the Company and one of the shareholders of Xinjiang YSX
Guangzhou Tea Source Technology Co. Ltd. (“Tea Source”)	An entity controlled by Mr. Geran Xiao
Guangzhou Auto Service Technology Co., Ltd. (“GZ Auto Service”)	Ms. Meiqi Chen holds 40% ownership interest in this entity and also is the supervisor of this entity

b. Revenue and accounts receivable by related parties

Revenue and accounts receivable from related parties consists of the following:

		Revenue
		For the years ended March 31,
Name	Nature of service contract	2025	2024	2023
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	Auto insurance aftermarket value-added services	$19,894,638	$11,927,909	$7,100,617
Total	Total	$19,894,638	$11,927,909	$7,100,617

		Accounts receivable
		As of March 31,
Name	Nature of service contract	2025	2024
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	Auto insurance aftermarket value-added services	$5,381,535	$2,871,872
Total		$5,381,535	$2,871,872

During the years ended March 31, 2025, 2024 and 2023, the Company provided auto insurance aftermarket value-added services and software development and information technology services to certain related parties and generated related service revenue. As of March 31, 2025 and 2024, the outstanding accounts receivable from related parties amounted to $5,381,535 and $2,871,872, respectively. The March 31, 2024 accounts receivable from related parties have been fully collected. The March 31, 2025 accounts receivable from related parties have been fully collected as of the date of this report.

c. Due from a related party

Due from a related party consists of the following:

	As of March 31
Name	2025	2024
Mr. Jie Xiao	$198,611	$—
Total due from a related party	$198,611	$—

The Company has, in the past, advanced cash to related parties for business purpose and recorded advances as due from related parties in the consolidated financial statements. Such advances were non-interest bearing and due upon demand. The amounts due from a related party as of March 31, 2025, has been subsequently collected.

d. Due to related parties

Due to related parties consists of the following:

	As of March 31
Name	2025	2024
Mr. Jie Xiao	$137,805	$416,068
Mr. Bin Wang	3,430	1,489
Total due to related parties	$141,235	$417,557

As of March 31, 2025 and 2024, the balance of due to related parties was comprised of an advance from the Company’s related parties used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

e. Purchases from a related party

The purchase by a certain related party during the years ended March 31, 2025, 2024 and 2023, consisted of the following:

		Purchases
		For the years ended March 31,
Name	Nature of service contract	2025	2024	2023
Chongqing Yinzhi Business Service Co. Ltd. (“ Chongqing Yinzhi”)	Costs associated with auto insurance aftermarket value-added services	$—	$—	$382,098
Total		$—	$—	$382,098

f. Loan borrowed from a related party

As disclosed in Note 6 above, in connection with the RMB 10 million (approximately $1,378,037) loan that Mr. Jie Xiao borrowed from GZ Rural Bank, the Company signed a loan agreement with Mr. Jie Xiao to borrow the same amount from him under the same borrowing terms and interest rate. The loan was fully repaid as of March 31, 2025 (see Note 6).

g. Loan guarantees provided by related parties

In connection with the RMB 10 million loan that Mr. Jie Xiao, borrowed from GZ Rural Bank, Xinjiang YSX and its branch company Guangzhou YSX provided a guarantee to this loan. The Company’s shareholder, Mr. Weiqiang Zhen, pledged his personal assets as collateral with GZ Rural Bank to further secure this loan. The loan was fully repaid as of March 31, 2025 (see Note 6).

In connection with the RMB 10 million (approximately $1,378,037) loan that YSX Network borrowed from China Citic Bank, related party, Mr. Jie Xiao provided a guarantee to a maximum loan of RMB 10 million (approximately $1,378,037) that YSX Network may borrow from China Citic Bank during the period from December 6, 2024 to November 21, 2025 (see Note 6).

In connection with the RMB 5.0 million (approximately $689,018) loan that YSX Network borrowed from BOC, related party, Mr. Jie Xiao and Xinjiang YSX separately signed a loan guarantee agreement with BOC to provide a guarantee for a maximum loan of RMB 5.0 million (approximately $689,018) that Guangzhou YSX may borrow from BOC during the period from December 20, 2024 to December 31, 2034 (see Note 6).

In connection with the RMB 5.0 million (approximately $689,018) loan that Guangzhou YSX, borrowed from BOC, related party, Mr. Jie Xiao and Xinjiang YSX separately signed a loan guarantee agreement with BOC to provide a guarantee for a maximum loan of RMB 5.0 million (approximately $689,018) that Guangzhou YSX may borrow from BOC during the period from March 10, 2025 to December 31, 2035 (see Note 6).